Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Payments Under Non-cancelable Agreements with Initial Terms of One-Year or More
Future minimum payments under
non-cancelable
agreements for bandwidth and property management fees consist of the following as of December 31, 2023:

	RMB	US$
	(In millions)
2024	653	92
2025	87	12
2026	35	5
2027	6	1
2028	5	1
Thereafter	21	3

	807	114

Future Minimum Payments For Non-cancelable Agreements For Licensed Copyrights and Produced Content
Future minimum payments under
non-cancelable
agreements for licensed copyrights and produced content consist of the following as of December 31, 2023:

	RMB	US$
	(In millions)
2024	8,627	1,215
2025	3,787	533
2026	1,330	187
2027	731	103
2028	102	14
Thereafter	201	28

	14,778	2,080